Fair Value (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans
Carrying amount of fixed rate performing loans	$ 1,273,989,000	$ 1,337,827,000
Estimated fair value of fixed rate performing loans	1,200,837,000	1,226,413,000
Deposits
Carrying amount of time deposits	3,311,381,000	3,437,640,000
Estimated fair value of time deposits	3,323,680,000	3,449,980,000
Securities sold under repurchase agreements and other borrowed funds
Carrying amount of long-term repurchase agreements	1,000,000,000	1,000,000,000
Estimated fair value of long-term repurchase agreements	1,161,849,000	1,123,774,000
Junior Subordinated Deferrable Interest Debentures
Carrying amount of fixed junior subordinated deferrable interest debentures	87,630,000	139,259,000
Estimated fair value of fixed junior subordinated deferrable interest debentures	43,403,000	74,103,000
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	6,661,000	6,780,000
Estimated fair value of long-term FHLB borrowings	$ 6,998,000	$ 6,780,000